SUPPLEMENT DATED JANUARY 8, 2008 TO THE PROSPECTUS
               DATED APRIL 30, 2007, AS AMENDED, DECEMBER 3, 2007

                               JNL(R) SERIES TRUST

Please note that the changes are effective January 2, 2008, and apply to your variable annuity product(s).


FOR THE EACH OF THE FOLLOWING FUNDS:

JNL/S&P MANAGED CONSERVATIVE FUND
JNL/S&P MANAGED MODERATE FUND
JNL/S&P MANAGED MODERATE GROWTH FUND
JNL/S&P MANAGED GROWTH FUND
JNL/S&P MANAGED AGGRESSIVE GROWTH FUND
JNL/S&P RETIREMENT INCOME FUND
JNL/S&P RETIREMENT 2015 FUND
JNL/S&P RETIREMENT 2020 FUND
JNL/S&P RETIREMENT 2025 FUND
JNL/S&P DISCIPLINED MODERATE FUND
JNL/S&P DISCIPLINED MODERATE GROWTH FUND
JNL/S&P DISCIPLINED GROWTH FUND

PLEASE DELETE THE SECOND PARAGRAPH IN THE SECTION ENTITLED "THE SUB-ADVISER AND PORTFOLIO MANAGEMENT" IN ITS ENTIRETY AND REPLACE IT WITH THE FOLLOWING:

     Massimo Santicchia and Joshua M. Harari share the primary responsibility for the development of the investment allocations of the Fund. Massimo Santicchia has been a Director with SPIAS since April 2005 with responsibility for the design, construction and management of quantitatively oriented portfolio strategies. Mr. Santicchia joined Standard & Poor's in 2000 as a Portfolio Analyst and Strategist with Portfolio Advisors. In 2001 he then joined the Equity Research team where he covered mid and small cap stocks. During his tenure in Equity Research, he was promoted to Senior Investment Officer. Mr. Santicchia has been the lead portfolio officer since January 2008. Mr. Harari has been a Senior Portfolio Officer since July 2002. From 2000 to 2002, Mr. Harari was a Vice President of Equities at Dresdner Kleinwort Wasserstein.





















This Supplement is dated January 8, 2008.

(To be used with VC4224 12/07, VC5869 12/07, VC5890 12/07, VC5995 12/07, VC3723
12/07, NV4224 12/07, NV5869 12/07, and NV5890 12/07.)

                                                                CMV0341 01/08

               SUPPLEMENT DATED JANUARY 8, 2008 TO THE PROSPECTUS
                              DATED APRIL 30, 2007

                               JNL(R) SERIES TRUST

Please note that the changes are effective January 2, 2008, and apply to your variable annuity product(s).


FOR THE EACH OF THE FOLLOWING FUNDS:

JNL/S&P MANAGED CONSERVATIVE FUND
JNL/S&P MANAGED MODERATE FUND
JNL/S&P MANAGED MODERATE GROWTH FUND
JNL/S&P MANAGED GROWTH FUND
JNL/S&P MANAGED AGGRESSIVE GROWTH FUND
JNL/S&P RETIREMENT INCOME FUND
JNL/S&P RETIREMENT 2015 FUND
JNL/S&P RETIREMENT 2020 FUND
JNL/S&P RETIREMENT 2025 FUND
JNL/S&P DISCIPLINED MODERATE FUND
JNL/S&P DISCIPLINED MODERATE GROWTH FUND
JNL/S&P DISCIPLINED GROWTH FUND
JNL/S&P MODERATE RETIREMENT STRATEGY FUND
JNL/S&P MODERATE GROWTH RETIREMENT STRATEGY FUND
JNL/S&P GROWTH RETIREMENT STRATEGY FUND

PLEASE DELETE THE SECOND PARAGRAPH IN THE SECTION ENTITLED "THE SUB-ADVISER AND PORTFOLIO MANAGEMENT" IN ITS ENTIRETY AND REPLACE IT WITH THE FOLLOWING:

     Massimo Santicchia and Joshua M. Harari share the primary responsibility for the development of the investment allocations of the Fund. Massimo Santicchia has been a Director with SPIAS since April 2005 with responsibility for the design, construction and management of quantitatively oriented portfolio strategies. Mr. Santicchia joined Standard & Poor's in 2000 as a Portfolio Analyst and Strategist with Portfolio Advisors. In 2001 he then joined the Equity Research team where he covered mid and small cap stocks. During his tenure in Equity Research, he was promoted to Senior Investment Officer. Mr. Santicchia has been the lead portfolio officer since January 2008. Mr. Harari has been a Senior Portfolio Officer since July 2002. From 2000 to 2002, Mr. Harari was a Vice President of Equities at Dresdner Kleinwort Wasserstein.















This Supplement is dated January 8, 2008.

(To be used with VC3656 05/07, VC3657 05/07, NV3174CE 05/07, NV3784 05/07,
VC5526 05/07, NV5526 05/07, FVC4224FT 05/07, VC6016 05/07, NV6016 05/07, HR105
05/07, and VC2440 05/07.)


                                                                  CMV0342 01/08

                        SUPPLEMENT DATED JANUARY 8, 2008
                   TO THE STATEMENT OF ADDITIONAL INFORMATION
               DATED APRIL 30, 2007, AS AMENDED, DECEMBER 3, 2007

                               JNL(R) SERIES TRUST

Please note that the changes are effective January 2, 2008, and apply to your variable annuity and/or variable life product(s).


ON PAGE 135, PLEASE DELETE THE TABLES FOR DAVID BRAVERMAN AND MASSIMO SANTICCHIA IN THE SECTION ENTITLED "OTHER ACCOUNTS MANAGED BY THE PORTFOLIO MANAGERS AND POTENTIAL CONFLICTS OF INTEREST" AND REPLACE IT WITH THE FOLLOWING:

                                                                       Number Of                     Total
Massimo Santicchia*                                                     ACCOUNTS                 ASSETS ($MIL)
                                                                        --------                 -------------
registered investment companies: .......................                   0                          $0
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
other pooled investment vehicles**:.....................                   3                        $1,013
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
other accounts:.........................................                   0                           0
                                                                 -----------------------    ------------------------

* The information provided above is as of December 31, 2007.
** The portfolio manager is responsible for the management of one or more model portfolios published by Standard & Poor's and is also involved with the selection of securities for certain UIT portfolios at initial offering and as required thereafter.


ON PAGE 136, PLEASE DELETE THE TABLE IN ITS ENTIRETY UNDER THE SECTION ENTITLED "SECURITY OWNERSHIP OF PORTFOLIO MANAGERS FOR THE JNL/S&P MANAGED CONSERVATIVE FUND, THE JNL/S&P MANAGED MODERATE FUND, THE JNL/S&P MANAGED MODERATE GROWTH FUND, THE JNL/S&P MANAGED GROWTH FUND, THE JNL/S&P MANAGED AGGRESSIVE GROWTH FUND, THE JNL/S&P RETIREMENT INCOME FUND, THE JNL/S&P RETIREMENT 2015 FUND, THE JNL/S&P RETIREMENT 2020 FUND, THE JNL/S&P RETIREMENT 2025 FUND, THE JNL/S&P DISCIPLINED MODERATE FUND, THE JNL/S&P DISCIPLINED MODERATE GROWTH FUND, THE JNL/S&P DISCIPLINED GROWTH FUND, THE JNL/S&P MODERATE RETIREMENT STRATEGY FUND, THE JNL/S&P MODERATE GROWTH RETIREMENT STRATEGY FUND, AND THE JNL/S&P GROWTH RETIREMENT STRATEGY FUND" AND REPLACE IT WITH THE FOLLOWING:

----------------------------------- ---------------------------- ------------------------
SECURITY OWNERSHIP OF PORTFOLIO
MANAGERS                                Massimo Santicchia            Joshua Harari
----------------------------------- ---------------------------- ------------------------
----------------------------------- ---------------------------- ------------------------
None                                             X                          X
----------------------------------- ---------------------------- ------------------------
----------------------------------- ---------------------------- ------------------------
$1-$10,000
----------------------------------- ---------------------------- ------------------------
----------------------------------- ---------------------------- ------------------------
$10,001-$50,000
----------------------------------- ---------------------------- ------------------------
----------------------------------- ---------------------------- ------------------------
$50,001-$100,000
----------------------------------- ---------------------------- ------------------------
----------------------------------- ---------------------------- ------------------------
$100,001-$500,000
----------------------------------- ---------------------------- ------------------------
----------------------------------- ---------------------------- ------------------------
$500,001-$1,000,000
----------------------------------- ---------------------------- ------------------------
----------------------------------- ---------------------------- ------------------------
Over $1,000,000
----------------------------------- ---------------------------- ------------------------



This Supplement is dated January 8, 2008.

(To be used with V3180 12/07.)

                                                                 CMX0343 01/08